Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets
Beginning balance	$ 2,884
Impairment	(8)
Ending balance	2,756	$ 2,884
Amortization expense	235	233	$ 237
Goodwill
Reconciliation of changes in intangible assets
Beginning balance	1,624
Ending balance	1,682	1,624
Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	1,203
Ending balance	1,037	1,203
Technology and other
Reconciliation of changes in intangible assets
Beginning balance	33
Ending balance	8	33
Computer software
Reconciliation of changes in intangible assets
Beginning balance	24
Ending balance	29	24
Cost
Reconciliation of changes in intangible assets
Beginning balance	3,944	4,635
Additions	12	25
Disposal of Food & Specialty		(678)
Disposals		(1)
Impairment	(8)
Exchange	145	(37)
Ending balance	4,093	3,944	4,635
Cost | Goodwill
Reconciliation of changes in intangible assets
Beginning balance	1,624	1,970
Disposal of Food & Specialty		(328)
Exchange	58	(18)
Ending balance	1,682	1,624	1,970
Cost | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	2,083	2,300
Disposal of Food & Specialty		(203)
Exchange	73	(14)
Ending balance	2,156	2,083	2,300
Cost | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	150	255
Additions	10	12
Disposal of Food & Specialty		(103)
Impairment	(6)
Transfers	(6)	(11)
Exchange	2	(3)
Ending balance	150	150	255
Cost | Computer software
Reconciliation of changes in intangible assets
Beginning balance	87	110
Additions	2	13
Disposal of Food & Specialty		(44)
Disposals		(1)
Impairment	(2)
Transfers	6	11
Exchange	12	(2)
Ending balance	105	87	110
Amortization
Reconciliation of changes in intangible assets
Beginning balance	(1,060)	(1,034)
Charge for the year	(235)	(249)
Disposal of Food & Specialty		212
Disposals		1
Exchange	(42)	10
Ending balance	(1,337)	(1,060)	(1,034)
Amortization | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	(880)	(817)
Charge for the year	(206)	(214)
Disposal of Food & Specialty		146
Exchange	(33)	5
Ending balance	(1,119)	(880)	(817)
Amortization | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	(117)	(153)
Charge for the year	(22)	(27)
Disposal of Food & Specialty		60
Exchange	(3)	3
Ending balance	(142)	(117)	(153)
Amortization | Computer software
Reconciliation of changes in intangible assets
Beginning balance	(63)	(64)
Charge for the year	(7)	(8)
Disposal of Food & Specialty		6
Disposals		1
Exchange	(6)	2
Ending balance	(76)	(63)	(64)
Discontinued operations
Reconciliation of changes in intangible assets
Amortization expense		16	$ 28
Aggregate continuing and discontinued operations
Reconciliation of changes in intangible assets
Beginning balance	2,884
Ending balance	$ 2,756	$ 2,884